Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Entity Central Index Key	0000909466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2023
Document Effective Date	Jun. 28, 2023
Prospectus Date	Jun. 28, 2023
Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus:
Trading Symbol	IORAX
Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus:
Trading Symbol	OMFYX
Invesco AMT-Free Municipal Income Fund | Class C
Prospectus:
Trading Symbol	OMFCX
Invesco AMT-Free Municipal Income Fund | Class A
Prospectus:
Trading Symbol	OPTAX
Invesco California Municipal Fund | Class A
Prospectus:
Trading Symbol	OPCAX
Invesco California Municipal Fund | Class Y
Prospectus:
Trading Symbol	OCAYX
Invesco California Municipal Fund | Class C
Prospectus:
Trading Symbol	OCACX
Invesco California Municipal Fund | Class R6
Prospectus:
Trading Symbol	IORCX
Invesco Environmental Focus Municipal Fund | Class R6
Prospectus:
Trading Symbol	IOMUX
Invesco Environmental Focus Municipal Fund | Class Y
Prospectus:
Trading Symbol	OPYMX
Invesco Environmental Focus Municipal Fund | Class C
Prospectus:
Trading Symbol	OPCMX
Invesco Environmental Focus Municipal Fund | Class A
Prospectus:
Trading Symbol	OPAMX
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus:
Trading Symbol	ACTHX
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus:
Trading Symbol	ACTFX
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus:
Trading Symbol	ACTDX
INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus:
Trading Symbol	ACTNX
INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus:
Trading Symbol	ACTSX
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus:
Trading Symbol	VKLMX
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus:
Trading Symbol	VKLCX
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus:
Trading Symbol	VKLIX
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus:
Trading Symbol	VKLSX
Invesco Limited Term California Municipal Fund | Class A
Prospectus:
Trading Symbol	OLCAX
Invesco Limited Term California Municipal Fund | Class C
Prospectus:
Trading Symbol	OLCCX
Invesco Limited Term California Municipal Fund | Class Y
Prospectus:
Trading Symbol	OLCYX
Invesco Limited Term California Municipal Fund | Class R6
Prospectus:
Trading Symbol	IORLX
Invesco Limited Term Municipal Income | Class A
Prospectus:
Trading Symbol	ATFAX
Invesco Limited Term Municipal Income | Class A2
Prospectus:
Trading Symbol	AITFX
Invesco Limited Term Municipal Income | Class R5
Prospectus:
Trading Symbol	ATFIX
Invesco Limited Term Municipal Income | Class Y
Prospectus:
Trading Symbol	ATFYX
Invesco Limited Term Municipal Income | Class C
Prospectus:
Trading Symbol	ATFCX
Invesco Limited Term Municipal Income | Class R6
Prospectus:
Trading Symbol	ATFSX
INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus:
Trading Symbol	VKMMX
INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus:
Trading Symbol	VMICX
INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus:
Trading Symbol	VMIIX
INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus:
Trading Symbol	VMINX
INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus:
Trading Symbol	VKMSX
Invesco New Jersey Municipal Fund | Class C
Prospectus:
Trading Symbol	ONJCX
Invesco New Jersey Municipal Fund | Class Y
Prospectus:
Trading Symbol	ONJYX
Invesco New Jersey Municipal Fund | Class A
Prospectus:
Trading Symbol	ONJAX
Invesco New Jersey Municipal Fund | Class R6
Prospectus:
Trading Symbol	IORJX
Invesco Pennsylvania Municipal Fund | Class C
Prospectus:
Trading Symbol	OPACX
Invesco Pennsylvania Municipal Fund | Class Y
Prospectus:
Trading Symbol	OPAYX
Invesco Pennsylvania Municipal Fund | Class R6
Prospectus:
Trading Symbol	IORPX
Invesco Pennsylvania Municipal Fund | Class A
Prospectus:
Trading Symbol	OPATX
Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus:
Trading Symbol	OPNYX
Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus:
Trading Symbol	ONYCX
Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus:
Trading Symbol	IORNX
Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus:
Trading Symbol	ONYYX
Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus:
Trading Symbol	LTNYX
Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus:
Trading Symbol	LTNCX
Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus:
Trading Symbol	IORMX
Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus:
Trading Symbol	LTBYX
Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus:
Trading Symbol	ORNCX
Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus:
Trading Symbol	ORNAX
Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus:
Trading Symbol	ORNYX
Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus:
Trading Symbol	IORHX
Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus:
Trading Symbol	IORYX
Invesco Rochester New York Municipals Fund | Class R6
Prospectus:
Trading Symbol	IORUX
Invesco Rochester New York Municipals Fund | Class Y
Prospectus:
Trading Symbol	RMUYX
Invesco Rochester New York Municipals Fund | Class C
Prospectus:
Trading Symbol	RMUCX
Invesco Rochester New York Municipals Fund | Class A
Prospectus:
Trading Symbol	RMUNX